Transactions with Related Parties - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Remuneration of non-executive directors	$ 143,000	$ 116,833